Vessels, Port Terminals and Other Fixed Assets, Net (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Property Plant And Equipment [Line Items]
Balance	$ 1,823,961
Additions	44,707
Balance	1,868,668
Cost
Property Plant And Equipment [Line Items]
Balance	2,434,639
Additions	93,211
Balance	2,527,850
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(610,678)
Additions	(48,504)
Balance	(659,182)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	1,823,961
Additions	44,707
Balance	$ 1,868,668